INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]	INVENTORIES
	September 30,	December 31,
	2013	2012
	Unaudited	Audited

Raw materials	$5,883	$7,684
Finished products	7,510	9,113

	$13,393	$16,797